Equity instruments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Instruments
Balance at the beginning of the fiscal year	R$ 15,953	R$ 33,493	R$ 29,187
Additions/Disposals (Net)	3,680	(17,540)	4,306
Balance at the end of the fiscal year	R$ 19,633	R$ 15,953	R$ 33,493